Related Party Transaction and Balances	12 Months Ended
Dec. 31, 2024
Related Party Transaction and Balances [Abstract]
Related party transaction and balances
17.	Related party transaction and balances

Name and relationship with related parties:

Name of related parties	Relationship
Ms. Fen Ye	Significant shareholder, director, and chairlady of the Company
Mr. Biao Wei	A close family member of Ms. Fen Ye, director and Chief Executive Officer of the Company
Lishui Yuanmeng Training Company Limited (“Yuanmeng”)	Controlled by Mr. Biao Wei
Lianwai Kindergarten	Controlled by Ms. Fen Ye
Qingtian International School	Ultimately controlled by Mr. Biao Wei
Qingtian Zhongyi Education Investment Co., LTD (“Qingtian Zhongyi”)	Controlled by Ms. Fen Ye
Zhejiang Lishui Qiaoxiang Education Consulting Services Co., Ltd (“Qiaoxiang Education”)	Controlled by Mr. Biao Wei

(a)	Significant transactions with related parties for continuing operations

	For the years ended December 31,
	2022	2023	2024
Rental revenue:
–Lianwai Kindergarten	754,285	754,285	754,285
Total	754,285	754,285	754,285

	For the years ended December 31,
	2022	2023	2024
Disposal of Qingtian International School:
–Qiaoxiang Education	-	23,161,000	-

On December 31, 2023, the Group transferred 100% sponsorship interests of Qingtian International School to Qiaoxiang Education which is controlled by the controlling shareholder for a consideration of RMB23.2 million (Note 4).

For the years ended December 31, 2022, 2023 and 2024, all loan amounts with related parties were non-interest bearing, unsecured and repayable on demand.

(b)	Balances with related parties for continuing operations

	As of December 31,
	2023	2024
Due to related parties:
Mr. Biao Wei	-	1,817,485
Qingtian Zhongyi	8,000,000	-
Total	8,000,000	1,817,485

	As of December 31,
	2023	2024
Due from a related party:
Qingtian International school	10,750,000	9,542,000
Total	10,750,000	9,542,000

(c)	Balances with Affected Entity for continuing operations

	As of December 31,
	2023	2024
Due to Affected Entity:
Payables to Affected Entity, non-current	173,680,363	173,046,163
Total	173,680,363	173,046,163

For the years ended December 31, 2022, 2023 and 2024, other receivables from and payables to Affected Entity were non-interest bearing and unsecure. Payables to Affected Entity, non-current will not be settled within the next year according to the repayment schedule.

Revenue transaction amount were recognized in the consolidated financial statements (Note 13).